Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Royalties expenses	$ 30,610	$ 8,216	$ 12,196
Outstanding buy-back obligations	2,029,000
Guarantees issued by banks to secure certain advances from customers and performance bonds	3,857,690
Purchase commitments	3,028,988	$ 3,179,551
Fixed liens issued by banks to secure bank loans and bank and other financial institutions guarantees	$ 404,384
2018 Equity Incentive Plan
Loss Contingencies [Line Items]
Shares authorized under plan	1,500,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	5.00%
Maximum amount of royalties paid, percentage	150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	2.00%
Maximum amount of royalties paid, percentage	100.00%